Share Capital - Reconciliation of Number of Shares Issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares
Balance, beginning of year	72,543	72,543
Stock options exercised	232	0
Balance, end of year	72,775	72,543
Amount
Balance, beginning of year	$ 152,805	$ 152,805
Stock options exercised	(340)	0
Contributed surplus re-class on exercise	556
Balance, end of year	$ 153,021	$ 152,805